UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                           TS&W EQUITY PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.3%
-----------------------------------------------------------------------------------------------
                                                                     SHARES           VALUE
                                                                  ------------     -----------
ADVERTISING -- 1.4%
    Omnicom Group                                                        7,600     $   645,012
                                                                                   -----------
BANKS -- 6.4%
    Bank of America                                                     23,850       1,039,860
    National City                                                       20,000         738,200
    PNC Financial Services Group                                         9,100         498,862
    Wells Fargo                                                         12,000         736,080
                                                                                   -----------
                                                                                     3,013,002
                                                                                   -----------
BASIC INDUSTRIES -- 3.9%
    Deere                                                               13,650       1,003,684
    Republic Services                                                   22,000         797,500
                                                                                   -----------
                                                                                     1,801,184
                                                                                   -----------
CHEMICALS -- 4.1%
    PPG Industries                                                      10,400         676,312
    Praxair                                                             25,050       1,237,219
                                                                                   -----------
                                                                                     1,913,531
                                                                                   -----------
COMPUTERS & SERVICES -- 7.0%
    Hewlett-Packard                                                     47,030       1,157,879
    McAfee                                                              24,700         775,580
    Microsoft                                                           51,800       1,326,598
                                                                                   -----------
                                                                                     3,260,057
                                                                                   -----------
FINANCIAL SERVICES -- 6.6%
    Citigroup                                                           26,066       1,133,871
    Goldman Sachs Group                                                  8,650         929,702
    Merrill Lynch                                                       17,025       1,000,729
                                                                                   -----------
                                                                                     3,064,302
                                                                                   -----------
FOOD, BEVERAGE & TOBACCO -- 3.1%
    Nestle ADR                                                          21,350       1,468,161
                                                                                   -----------
GAS/NATURAL GAS -- 3.8%
    KeySpan                                                             24,000         976,560
    Sempra Energy                                                       18,500         786,250
                                                                                   -----------
                                                                                     1,762,810
                                                                                   -----------
HEALTH CARE -- 1.4%
    Coventry Health Care*                                                9,000         636,570
                                                                                   -----------
INSURANCE -- 4.2%
    Allstate                                                            11,550         707,553
    Cigna                                                                4,675         499,056
    St. Paul Travelers                                                  16,812         740,064
                                                                                   -----------
                                                                                     1,946,673
                                                                                   -----------
LABORATORY EQUIPMENT -- 1.0%
    Fisher Scientific International*                                     7,300         489,465
                                                                                   -----------
MANUFACTURING -- 3.2%
    General Electric                                                    43,650       1,505,925
                                                                                   -----------
MEDICAL PRODUCTS & SERVICES -- 6.0%
    Baxter International                                                20,300         797,181


THE ADVISORS' INNER CIRCLE FUND                                          TS&W EQUITY PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------------------
                                                                     SHARES           VALUE
                                                                  ------------     -----------
MEDICAL PRODUCTS & SERVICES -- CONTINUED
    Johnson & Johnson                                                   13,950     $   892,242
    Laboratory Corp of America Holdings*                                22,450       1,137,541
                                                                                   -----------
                                                                                     2,826,964
                                                                                   -----------
METALS & MINING -- 2.1%
    Phelps Dodge                                                         9,425       1,003,291
                                                                                   -----------
MULTIMEDIA -- 1.5%
    Time Warner*                                                        41,300         702,926
                                                                                   -----------
PAPER & PAPER PRODUCTS -- 2.6%
    Kimberly-Clark                                                      18,950       1,208,252
                                                                                   -----------
PETROLEUM & FUEL PRODUCTS -- 13.4%
    Anadarko Petroleum                                                   8,200         724,470
    BJ Services                                                         13,800         841,662
    BP ADR                                                              18,950       1,248,426
    Chevron                                                             15,768         914,702
    ConocoPhillips                                                      11,600         726,044
    EOG Resources                                                       11,900         727,090
    Patterson-UTI Energy                                                33,500       1,099,805
                                                                                   -----------
                                                                                     6,282,199
                                                                                   -----------
PHARMACEUTICALS -- 3.1%
    Abbott Laboratories                                                 30,950       1,443,198
                                                                                   -----------
RETAIL -- 10.3%
    CVS                                                                 38,700       1,200,861
    Darden Restaurants                                                  23,200         805,040
    Home Depot                                                          35,950       1,564,185
    Target                                                              21,500       1,263,125
                                                                                   -----------
                                                                                     4,833,211
                                                                                   -----------
STEEL & STEEL WORKS -- 1.5%
    Nucor                                                               12,600         698,670
                                                                                   -----------
TELEPHONES & TELECOMMUNICATIONS -- 7.1%
    SBC Communications                                                  45,000       1,100,250
    Telefonaktiebolaget LM Ericsson ADR                                 39,800       1,367,528
    Verizon Communications                                              25,250         864,308
                                                                                   -----------
                                                                                     3,332,086
                                                                                   -----------
TRANSPORTATION SERVICES -- 5.6%
    Burlington Northern Santa Fe                                        14,500         786,625
    Norfolk Southern                                                    31,500       1,172,115
    United Parcel Service                                                9,300         678,621
                                                                                   -----------
                                                                                     2,637,361
                                                                                   -----------

    TOTAL COMMON STOCK
        (Cost $38,112,131)                                                          46,474,850
                                                                                   -----------


THE ADVISORS' INNER CIRCLE FUND                                           TS&W EQUITY PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.7%
-----------------------------------------------------------------------------------------------
                                                                  FACE AMOUNT         VALUE
                                                                  ------------     -----------
    Morgan Stanley
        3.000%, dated 07/29/05, to be repurchased on 08/01/05,
        repurchase price $324,200 (collateralized by a U.S.
        Treasury Bond, par value $268,756, 6.000%, 02/15/26,
        with a total market value of $330,611)
        (Cost $324,119)                                              $ 324,119     $   324,119
                                                                                   -----------

    TOTAL INVESTMENTS -- 100.0%
        (Cost $38,436,250)+                                                        $46,798,969
                                                                                   ===========

         PERCENTAGES ARE BASED ON NET ASSETS OF $46,806,926.

   *     NON-INCOME PRODUCING SECURITY

  ADR    AMERICAN DEPOSITARY RECEIPT

   +     AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $38,436,250,
         AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,807,439 AND $(444,720),
         RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS
         AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT
         SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



TSW-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND                                               TS&W FIXED INCOME
                                                                                      PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 47.7%
-----------------------------------------------------------------------------------------------

                                                                  FACE AMOUNT         VALUE
                                                                  ------------     -----------
BUILDING & CONSTRUCTION -- 1.7%
Ryland
        5.375%, 01/15/15                                            $  500,000     $   492,030
                                                                                   -----------
COAL MINING -- 0.5%
Massey Energy
        6.625%, 11/15/10                                               150,000         154,875
                                                                                   -----------
COMMERCIAL BANKS -- 3.4%
SunTrust Banks
        6.000%, 01/15/28                                               415,000         451,481
Wachovia
        6.605%, 10/01/25                                               143,000         163,556
Wells Fargo
        3.400%, 03/10/08                                               390,000         389,944
                                                                                   -----------
                                                                                     1,004,981
                                                                                   -----------
DRUGS -- 1.0%
Schering-Plough
        6.750%, 12/01/33                                               260,000         308,301
                                                                                   -----------
ELECTRICAL SERVICES -- 1.3%
Dominion Resources
        5.950%, 06/15/35                                               385,000         393,451
                                                                                   -----------
FINANCIAL SERVICES -- 21.7%
Allstate
        3.500%, 07/30/07                                               100,000          98,226
American General Finance
        3.875%, 10/01/09                                               180,000         173,490
CIT Group
        4.250%, 02/01/10                                               320,000         313,320
Citigroup
        3.420%, 05/18/10                                               585,000         585,761
Deluxe
        3.500%, 10/01/07                                               265,000         257,274
General Electric Capital, Ser A, MTN
        6.750%, 03/15/32                                               345,000         413,664
General Motors Acceptance
        6.875%, 09/15/11                                               250,000         241,279
Goldman Sachs Group
        3.778%, 06/28/10                                               525,000         525,583
Hartford Life Global Fund
        3.580%, 09/15/09                                               600,000         599,710
International Lease Finance
        4.500%, 05/01/08                                               260,000         258,493
JP Morgan Chase
        3.720%, 01/25/08                                               250,000         250,072
Lehman Brothers Holdings
        4.250%, 01/27/10                                               300,000         294,365
Markel
        7.200%, 08/15/07                                               325,000         339,484
Markel Capital Trust I, Cl B
        8.710%, 01/01/46                                               145,000         155,938


THE ADVISORS' INNER CIRCLE FUND                                               TS&W FIXED INCOME
                                                                                      PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
-----------------------------------------------------------------------------------------------

                                                                  FACE AMOUNT         VALUE
                                                                  ------------     -----------
FINANCIAL SERVICES -- CONTINUED
Merrill Lynch
        3.439%, 02/05/10                                            $  465,000     $   465,452
Metlife
        5.000%, 11/24/13                                               300,000         300,859
Morgan Stanley
        4.750%, 04/01/14                                               455,000         442,261
SLM, Ser A, MTN
        5.000%, 10/01/13                                               525,000         527,515
Xerox Capital Trust I
        8.000%, 02/01/27                                               150,000         156,375
                                                                                   -----------
                                                                                     6,399,121
                                                                                   -----------
MEDICAL PRODUCTS & SERVICES -- 2.7%
Community Health
        6.500%, 12/15/12                                               250,000         253,438
Triad Hospitals
        7.000%, 05/15/12                                               225,000         235,125
Unitedhealth Group
        5.000%, 08/15/14                                               310,000         312,911
                                                                                   -----------
                                                                                       801,474
                                                                                   -----------
MISCELLANEOUS BUSINESS SERVICES -- 4.1%
EOP Operating
        6.763%, 06/15/07                                               536,000         555,430
Foot Locker
        8.500%, 01/15/22                                               200,000         221,500
Phillips Van-Heusen
        7.750%, 11/15/23                                               200,000         214,500
Scientific Games
        6.250%, 12/15/12                                               200,000         202,500
                                                                                   -----------
                                                                                     1,193,930
                                                                                   -----------
PAPER & PAPER PRODUCTS -- 0.3%
Boise Cascade
        7.125%, 10/15/14                                               100,000          98,250
                                                                                   -----------
PETROLEUM & FUEL PRODUCTS -- 4.5%
Anadarko Finance, Ser B
        7.500%, 05/01/31                                               400,000         495,280
Conoco
        6.950%, 04/15/29                                               335,000         410,794
Giant Industries
        8.000%, 05/15/14                                               200,000         210,000
Stone Energy
        6.750%, 12/15/14                                               200,000         198,000
                                                                                   -----------
                                                                                     1,314,074
                                                                                   -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Host Marriott
        6.375%, 03/15/15                                               150,000         148,500
Kimco Realty
        4.904%, 02/18/15                                               220,000         214,014
                                                                                   -----------
                                                                                       362,514
                                                                                   -----------


THE ADVISORS' INNER CIRCLE FUND                                               TS&W FIXED INCOME
                                                                                      PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
-----------------------------------------------------------------------------------------------

                                                                  FACE AMOUNT         VALUE
                                                                  ------------     -----------
STEEL & STEEL WORKS -- 0.4%
AK Steel
        7.875%, 02/15/09                                            $  125,000     $   120,625
                                                                                   -----------
TELEPHONES & TELECOMMUNICATIONS -- 3.7%
Comcast
        5.300%, 01/15/14                                               375,000         379,470
Verizon New England
        6.500%, 09/15/11                                               650,000         697,116
                                                                                   -----------
                                                                                     1,076,586
                                                                                   -----------
TRANSPORTATION -- 0.6%
General Maritime
        10.000%, 03/15/13                                              150,000         163,875
                                                                                   -----------
WHOLESALE -- 0.6%
Proctor & Gamble
        5.800%, 08/15/34                                               155,000         168,116
                                                                                   -----------
    TOTAL CORPORATE OBLIGATIONS
        (Cost $13,935,347)                                                          14,052,203
                                                                                   -----------
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 33.2%
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation Gold
        6.500%, 03/01/32                                               339,810         353,136
        6.500%, 12/01/32                                               429,703         444,870
        6.000%, 12/01/32                                               135,969         138,937
        6.000%, 07/01/33                                               420,583         429,766
        6.000%, 11/01/33                                               911,474         931,042
        4.000%, 01/01/09                                               461,499         455,458
Federal National Mortgage Association
        6.000%, 02/01/14                                               315,986         326,564
        6.000%, 09/01/17                                               285,914         295,458
        5.500%, 07/01/18                                               182,292         186,031
        5.500%, 11/01/18                                               532,445         541,901
        5.500%, 04/01/33                                             1,421,486       1,429,830
        5.500%, 09/01/33                                             1,229,186       1,236,320
        5.000%, 07/01/18                                               322,210         323,200
        5.000%, 09/01/18                                               599,300         601,140
        5.000%, 12/01/19                                               456,819         458,090
        5.000%, 06/01/33                                               238,508         235,388
        5.000%, 05/01/35                                               527,998         520,173
        5.000%, 07/01/35                                               498,922         491,527
Government National Mortgage Association
        6.000%, 11/15/31                                               388,494         399,784
                                                                                   -----------
    TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
        (Cost $9,865,610)                                                            9,798,615
                                                                                   -----------
-----------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.3%
-----------------------------------------------------------------------------------------------
United States Treasury Bond
        6.000%, 02/15/26
        (Cost $77,003)                                                  65,000          77,401
                                                                                   -----------


THE ADVISORS' INNER CIRCLE FUND                                               TS&W FIXED INCOME
                                                                                      PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.1%
-----------------------------------------------------------------------------------------------

                                                                  FACE AMOUNT         VALUE
                                                                  ------------     -----------
Federal Home Loan Bank
        4.125%, 04/12/07                                            $  600,000     $   595,768
        3.350%, 02/22/07                                               510,000         509,587
        3.240%, 02/22/07                                               375,000         374,134
Federal Home Loan Mortgage Corporation
        4.875%, 11/15/13                                               350,000         358,538
Federal National Mortgage Association
        6.375%, 06/15/09                                               200,000         214,110
        4.625%, 06/16/10                                               350,000         347,766
                                                                                   -----------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $2,401,826)                                                            2,399,903
                                                                                   -----------
-----------------------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- 5.3%
-----------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificate, Ser 2004-LB4A,
    Cl A2
        4.049%, 10/15/37                                               565,000         550,705
LB-UBS Commercial Mortgage Trust, Ser 2004-C2, Cl A2
        3.246%, 03/15/29                                               325,000         310,443
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A2
        4.050%, 01/13/41                                               400,000         389,930
Residential Asset Securitization Trust, Ser 2003-A6, Cl A1
        4.500%, 07/25/33                                               316,295         309,676
                                                                                   -----------
    TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
        (Cost $1,610,329)                                                            1,560,754
                                                                                   -----------
-----------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 2.8%
-----------------------------------------------------------------------------------------------
Fiscal Year 2005 Securitization Corporation New York, Special
    Obligations Bond, Ser B
        3.510%, 10/01/12                                               475,000         469,656
Virginia State, Short Pump Town Center, Community Development
    Authority Revenue, Special Assessment Revenue Bond
        4.850%, 02/01/06                                               350,000         349,895
                                                                                   -----------
    TOTAL TAXABLE MUNICIPAL BONDS
        (Cost $823,085)                                                                819,551
                                                                                   -----------
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
-----------------------------------------------------------------------------------------------
    Morgan Stanley
        3.000%, dated 07/29/05, to be repurchased on 08/01/05,
        repurchase price $551,699 (collateralized by a U.S.
        Treasury obligation, par value $457,349, 6.000%, 02/15/26, with a total market value of $562,609)
        (Cost $551,561)                                                551,561         551,561
                                                                                   -----------
    TOTAL INVESTMENTS -- 99.3%
        (Cost $29,264,761)+                                                        $29,259,988
                                                                                   ===========
         PERCENTAGES ARE BASED ON NET ASSETS OF $29,476,954.

   CL    CLASS
  MTN    MEDIUM TERM NOTE
  SER    SERIES

   +     AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $29,264,761,
         AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $257,292 AND $(262,065),
         RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS
         AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT
         SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-003-0300

THE ADVISORS' INNER CIRCLE FUND                                              TS&W INTERNATIONAL
                                                                               EQUITY PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
GLOBAL COMMON STOCK -- 92.2%
-----------------------------------------------------------------------------------------------
                                                                     SHARES          VALUE
                                                                  ------------     -----------
AUSTRALIA -- 2.0%
    Brambles Industries                                                184,000     $ 1,159,731
                                                                                   -----------
FINLAND -- 5.6%
    Fortum                                                              68,700       1,253,157
    Huhtamaki*                                                          50,600         875,768
    Neste Oil*                                                          40,350       1,123,828
                                                                                   -----------
                                                                                     3,252,753
                                                                                   -----------
FRANCE -- 6.8%
    AXA                                                                 44,800       1,224,962
    BNP Paribas                                                         14,400       1,040,634
    Euler Hermes                                                         5,000         412,982
    Total                                                                5,000       1,252,631
                                                                                   -----------
                                                                                     3,931,209
                                                                                   -----------
GERMANY -- 9.8%
    Adidas-Salomon                                                       7,500       1,358,293
    Deutsche Bank                                                       12,100       1,047,818
    E.ON ADR                                                            35,700       1,099,560
    Hannover Rueckversicherung                                          27,300       1,031,906
    Linde                                                               16,100       1,134,972
                                                                                   -----------
                                                                                     5,672,549
                                                                                   -----------
HONG KONG -- 5.6%
    China Mobile Hong Kong                                             210,000         841,051
    CNOOC ADR                                                           16,800       1,172,808
    Li & Fung                                                          574,300       1,209,927
                                                                                   -----------
                                                                                     3,223,786
                                                                                   -----------
ITALY -- 4.9%
    ENI                                                                 44,600       1,265,857
    Indesit                                                             50,500         663,011
    Telecom Italia (savings)                                           343,337         923,123
                                                                                   -----------
                                                                                     2,851,991
                                                                                   -----------
JAPAN -- 12.3%
    Daikin Industries                                                   36,000         875,805
    East Japan Railway                                                     210       1,032,443
    Mitsubishi Tokyo Financial Group*                                      115         960,933
    NTT DoCoMo                                                             490         771,460
    Rohm                                                                 9,000         815,988
    Suzuki Motor                                                        54,700         870,583
    Toppan Printing                                                     91,000         889,417
    Toray Industries                                                   197,000         921,862
                                                                                   -----------
                                                                                     7,138,491
                                                                                   -----------
NETHERLANDS -- 3.8%
    ING Groep                                                           36,856       1,116,059
    Koninklijke Philips Electronics                                     39,400       1,070,256
                                                                                   -----------
                                                                                     2,186,315
                                                                                   -----------
SOUTH KOREA -- 2.1%
    Samsung Electronics                                                  2,244       1,229,759
                                                                                   -----------


THE ADVISORS' INNER CIRCLE FUND                                              TS&W INTERNATIONAL
                                                                               EQUITY PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
GLOBAL COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------------------
                                                                     SHARES          VALUE
                                                                  ------------     -----------
SPAIN -- 4.8%
    Banco Santander Central Hispano                                     87,500     $ 1,082,687
    Endesa                                                              35,100         786,444
    Repsol YPF ADR                                                      31,400         875,118
                                                                                   -----------
                                                                                     2,744,249
                                                                                   -----------
SWEDEN -- 8.8%
    Assa Abloy, Cl B                                                    57,021         778,625
    Brostrom, Cl B                                                      35,000         586,476
    Nordea Bank                                                        110,000       1,054,259
    SSAB                                                                14,000         337,441
    Telefonaktiebolaget LM Ericsson ADR                                 37,100       1,274,756
    Volvo                                                               25,300       1,059,154
                                                                                   -----------
                                                                                     5,090,711
                                                                                   -----------
SWITZERLAND -- 5.4%
    Credit Suisse Group                                                 25,600       1,072,856
    Nestle                                                               4,050       1,114,666
    Novartis                                                            19,700         960,670
                                                                                   -----------
                                                                                     3,148,192
                                                                                   -----------
UNITED KINGDOM -- 20.3%
    Anglo American                                                      39,500       1,000,359
    Aviva                                                               84,747         973,817
    Barclays                                                            86,537         847,829
    BP ADR                                                              18,100       1,192,428
    Gallaher Group                                                      59,100         845,389
    HSBC Holdings (HKD)                                                 65,715       1,065,564
    Imperial Tobacco Group                                              37,500         966,006
    Rio Tinto                                                           20,274         674,282
    Scottish & Southern Energy                                          61,300       1,055,795
    Smith & Nephew                                                     104,000         987,913
    Tesco                                                              186,678       1,068,740
    Vodafone Group                                                     425,805       1,098,641
                                                                                   -----------
                                                                                    11,776,763
                                                                                   -----------
    TOTAL GLOBAL COMMON STOCK
        (Cost $41,697,199)                                                          53,406,499
                                                                                   -----------
-----------------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 1.9%
-----------------------------------------------------------------------------------------------
    iShares MSCI Japan Index Fund
        (Cost $1,139,133)                                              111,200       1,138,688
                                                                                   -----------
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.9%
-----------------------------------------------------------------------------------------------

                                                                  FACE AMOUNT
                                                                  ------------
    Morgan Stanley
        3.000%, dated 07/29/05, to be repurchased on 08/01/05,
        repurchase price $3,401,276 (collateralized by a U.S.
        Treasury Bond, par value $2,819,565, 6.000%, 02/15/26,
        with a total market value of $3,468,494)
        (Cost $3,400,387)                                           $3,400,387       3,400,387
                                                                                   -----------
    TOTAL INVESTMENTS -- 100.0%
        (Cost $46,236,719)+                                                        $57,945,574
                                                                                   ===========


THE ADVISORS' INNER CIRCLE FUND                                              TS&W INTERNATIONAL
                                                                               EQUITY PORTFOLIO
                                                                      JULY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------

         PERCENTAGES ARE BASED ON NET ASSETS OF $57,938,884.

   *     NON-INCOME PRODUCING SECURITY

  ADR    AMERICAN DEPOSITARY RECEIPT

   CL    CLASS

  HKD    HONG KONG DOLLAR

   +     AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $46,236,719,
         AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,206,045 AND $(2,497,190),
         RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS
         AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT
         SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



TSW-QH-002-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.